Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
Disclosure of Analysis of Fair Value of Financial Instruments Carried at Amortised Cost

										Group
				2023					2022
		Fair value		Fair	Carrying			Fair value	Fair	Carrying
	Level 1	Level 2	Level 3	value	value	Level 1	Level 2	Level 3	value	value
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Loans and advances to customers	—	—	205,917	205,917	207,435	—	—	212,479	212,479	219,716
Loans and advances to banks	—	1,080	—	1,080	1,080	—	992	—	992	992
Reverse repurchase agreements - non trading	—	12,470	—	12,470	12,468	—	7,341	—	7,341	7,348
Other financial assets at amortised cost	144	—	—	144	152	144	—	—	144	156
	144	13,550	205,917	219,611	221,135	144	8,333	212,479	220,956	228,212
Liabilities
Deposits by customers	—	71	190,561	190,632	190,850	—	51	195,483	195,534	195,568
Deposits by banks	—	20,342	40	20,382	20,332	—	27,979	55	28,034	28,525
Repurchase agreements - non trading	—	8,413	—	8,413	8,411	—	7,982	—	7,982	7,982
Debt securities in issue	1,689	30,743	1,189	33,621	33,910	2,574	26,349	1,582	30,505	31,531
Subordinated liabilities	—	2,591	209	2,800	2,386	19	2,358	224	2,601	2,332
	1,689	62,160	191,999	255,848	255,889	2,593	64,719	197,344	264,656	265,938

Disclosure of Analysis of Fair Value of Financial Instruments Measured at Fair Value on a Recurring Basis	The following tables summarise the fair values of the financial assets and liabilities accounted for at fair value at 31 December 2023 and 31 December 2022, analysed by their levels in the fair value hierarchy - Level 1, Level 2 and Level 3.

										Group
		2023				2022
		Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Valuation
		£m	£m	£m	£m	£m	£m	£m	£m	technique
Assets
Derivative financial instruments	Exchange rate contracts	—	1,129	—	1,129	—	2,044	—	2,044	A
	Interest rate contracts	—	2,216	1	2,217	—	2,399	7	2,406	A & C
	Equity and credit contracts	—	98	35	133	—	100	30	130	B & D
	Netting	—	(2,047)	—	(2,047)	—	(2,173)	—	(2,173)
		—	1,396	36	1,432	—	2,370	37	2,407
Other financial assets at FVTPL	Loans and advances to customers	—	—	46	46	—	—	45	45	A
	Debt securities	—	167	49	216	—	12	72	84	A, B & D
		—	167	95	262	—	12	117	129
Financial assets at FVOCI	Debt securities	8,293	188	—	8,481	5,996	28	—	6,024	D
		8,293	188	—	8,481	5,996	28	—	6,024
Total assets at fair value		8,293	1,751	131	10,175	5,996	2,410	154	8,560

Liabilities
Derivative financial instruments	Exchange rate contracts	—	508	—	508	—	471	—	471	A
	Interest rate contracts	—	2,336	1	2,337	—	2,624	4	2,628	A & C
	Equity and credit contracts	—	11	9	20	—	17	8	25	B & D
	Netting	—	(2,047)	—	(2,047)	—	(2,173)	—	(2,173)
		—	808	10	818	—	939	12	951
Other financial liabilities at FVTPL	Debt securities in issue	—	369	—	369	—	372	3	375	A
	Structured deposits	—	426	—	426	—	321	—	321	A
	Zero Amortising Guaranteed	—	104	—	104	—	107	—	107	D
		—	899	—	899	—	800	3	803
Total liabilities at fair value		—	1,707	10	1,717	—	1,739	15	1,754

Summary of Fair Value Adjustment	The fair value adjustments are set out in the following table:

Group
	2023	2022
	£m	£m
Risk-related:
- Bid-offer and trade specific adjustments	(6)	(12)
- Uncertainty	6	12
- Credit risk adjustment	1	2
- Funding fair value adjustment	1	1
	2	3
Day One profit	1	1
	3	4

Disclosure of Analysis of Financial Instruments Valued Using Internal Models Based on Information Other than Market Data	The table below provides an analysis of financial instruments valued using internal models based on information other than market data together with further details on the valuation techniques used for each type of instrument. Each instrument is initially valued at transaction price:

					Group
			Balance sheet value		Fair value movements recognised in profit/(loss)

			2023	2022	2023	2022	2021
Balance sheet line item	Category	Financial instrument product type	£m	£m	£m	£m	£m
1. Derivative assets	Equity and credit contracts	Reversionary property interests	35	30	12	(8)	—
2. FVTPL assets	Loans and advances to customers	Roll-up mortgage portfolio	24	28	(2)	(18)	(5)
3. FVTPL assets	Loans and advances to customers	Other loans	22	17	4	(4)	(2)
4. FVTPL assets	Debt securities	Reversionary property securities	49	70	(3)	—	5
			130	145	11	(30)	(2)
Other Level 3 assets			1	9	(1)	10	(9)
Other Level 3 liabilities			(10)	(15)	(2)	3	7
Total net assets			121	139
Total income/(expense)					8	(17)	(4)

Summary of Reconciliation of Fair Value Measurement in Level 3 of the Fair Value Hierarchy	The following table sets out the movements in Level 3 financial instruments in 2023:

						Group
	Assets				Liabilities
	Derivatives	Other financial assets at FVTPL	Financial assets at FVOCI	Total	Derivatives	Other financial liabilities at FVTPL	Total
	£m	£m	£m	£m	£m	£m	£m
At 1 January 2023	37	117	—	154	(12)	(3)	(15)
Total gains/(losses) recognised:
Fair value movements(2)	10	—	—	10	(2)	—	(2)
Purchases	—	1	—	1	—	—	—
Netting(1)	—	(3)	—	(3)	—	—	—
Settlements	(11)	(20)	—	(31)	4	3	7
At 31 December 2023	36	95	—	131	(10)	—	(10)

Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year(2)	10	—	—	10	(2)	—	(2)

At 1 January 2022	46	185	18	249	(32)	(6)	(38)
Total (losses)/gains recognised:
Fair value movements(2)	(2)	(18)	—	(20)	2	1	3
Transfers in	—	—	—	—	(2)	—	(2)
Netting(1)	—	(8)	—	(8)	—	—	—
Sales	—	(5)	—	(5)	—	—	—
Settlements	(7)	(37)	(18)	(62)	20	2	22
At 31 December 2022	37	117	—	154	(12)	(3)	(15)

(Losses)/gains recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year(2)	(2)	(18)	—	(20)	2	1	3
This relates to the effect of netting on the fair value of the credit linked notes due to a legal right of set-off between the principal amounts of the senior notes and the associated cash deposits. For more, see ‘ii)
Credit protection entities’ in Note 19
(2)Fair value movements relating to derivatives and other financial assets at FVTPL are recognised in other operating income in the income statement.

Disclosure of Effects of Changes in Significant Unobservable Assumptions to Reasonably Possible Alternatives Level Three

						Group
		Significant unobservable input				Sensitivity
			Assumption value			Favourable changes	Unfavourable changes
	Fair value		Range (1)	Weighted average	Shift
2023	£m	Assumption description				£m	£m
1. Derivative assets – Equity and credit contracts:	35	HPI Forward growth rate	-5% to 5%	(0.20)%	1.0%	2	(2)
– Reversionary property derivatives		HPI Spot rate(2)	n/a	513	10.0%	2	(4)
2. FVTPL – Loans and advances to customers:	24	HPI Forward growth rate	-5% to 5%	1.31%	1.0%	—	—
– Roll-up mortgage portfolio
3. FVTPL – Loans and advances to customers:	22	Credit spreads	0.13% - 2.54%	0.97%	20.0%	—	—
– Other loans
4. FVTPL – Debt securities:	49	HPI Forward growth rate	-5% to 5%	-0.20%	1.0%	—	—
– Reversionary property securities		HPI Spot rate(2)	n/a	513	10.0%	2	(2)

2022
1. Derivative assets – Equity and credit contracts:	30	HPI Forward growth rate	-5% to 5%	0.53%	1.0%	4	(4)
– Reversionary property derivatives		HPI Spot rate(2)	n/a	513	10.0%	4	(4)
2. FVTPL – Loans and advances to customers:	28	HPI Forward growth rate	-5% to 5%	1.39%	1.0%	1	(1)
– Roll-up mortgage portfolio
3. FVTPL – Loans and advances to customers:	17	Credit spreads	0.19% to 2.04%	0.98%	20.0%	—	—
– Other loans
4. FVTPL – Debt securities:	70	HPI Forward growth rate	-5% to 5%	0.53%	1.0%	1	(1)
– Reversionary property securities		HPI Spot rate(2)	n/a	513	10.0%	3	(3)
5. Derivative liabilities – Equity contracts:	(8)	HPI Forward growth rate	-5% to 5%	(0.92)%	1.0%	1	(1)
– Property-related options and forwards		HPI Spot rate(2)	n/a	491	10.0%	2	(3)
(1)The range of actual assumption values used to calculate the weighted average disclosure.
(2)The HPI spot rate in the weighted average column represents the HPI spot rate index level at 31 December 2023 and 2022
Disclosure of Maturity Analysis of Undiscounted Cash Flows for Financial Liabilities and Off Balance Sheet Commitments

						Group
	On demand	Not later than 3 months	Later than 3 months and not later than 1 year	Later than 1 year and not later than 5 years	Later than 5 years	Total

2023	£m	£m	£m	£m	£m	£m
Financial liabilities
Derivative financial instruments	1	192	52	478	183	906
Other financial liabilities at fair value through profit or loss	—	8	7	538	520	1,073
Deposits by customers	179,732	3,217	3,447	4,690	288	191,374
Deposits by banks	1,454	1,749	573	18,084	—	21,860
Repurchase agreements – non trading	—	8,418	8	—	—	8,426
Debt securities in issue	—	6,380	4,908	17,029	12,216	40,533
Subordinated liabilities	—	27	83	876	2,470	3,456
Lease liabilities	—	—	29	70	23	122
Total financial liabilities	181,187	19,991	9,107	41,765	15,700	267,750
Off-balance sheet commitments given	3,795	15,205	1,408	7,399	3,621	31,428

2022
Financial liabilities
Derivative financial instruments	—	206	120	496	255	1,077
Other financial liabilities at fair value through profit or loss	—	—	98	443	438	979
Deposits by customers	180,218	3,875	7,077	4,295	335	195,800
Deposits by banks	2,048	1,309	298	26,141	—	29,796
Repurchase agreements – non trading	—	7,984	3	—	—	7,987
Debt securities in issue	—	5,814	1,485	16,672	9,921	33,892
Subordinated liabilities	—	35	691	1,149	1,400	3,275
Lease liabilities	—	—	32	80	26	138
Total financial liabilities	182,266	19,223	9,804	49,276	12,375	272,944
Off-balance sheet commitments given	19,089	787	898	7,508	3,554	31,836